CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net loss	$ (164,237)	$ (64,713)	$ (10,268)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges	81,578	76,333	70,503
Amortization of financing costs (Note 11)	1,503	1,364	519
Amortization of free lubricants benefit	(15)	(85)	(129)
Compensation cost on restricted stock (Note 10(c))	8,313	8,279	7,744
Actuarial gain / (loss)	(84)	1,016	(911)
Change in fair value of derivative instruments	0	0	(378)
Gain on shipbuilding contract termination (Note 5)	(278)	0	0
(Gain) / loss from equity method investments, net of dividends (Note 3)	56,377	5,133	(12,668)
(Increase) / Decrease in:
Receivables	(1,391)	1,871	(5,682)
Due from related parties	3,334	2,070	(604)
Inventories	391	1,062	(1,354)
Prepaid expenses and other assets	620	(349)	(1,091)
Other non-current assets	0	0	793
Increase / (Decrease) in:
Accounts payable	(2,391)	(739)	2,293
Due to related parties	(39)	(217)	60
Accrued liabilities, net of accrued preferred dividends	(715)	437	(11)
Deferred revenue	(1,592)	(865)	1
Other liabilities	117	(643)	554
Drydock costs	(2,489)	(6,009)	(4,461)
Net cash provided by / (used in) Operating Activities	(20,998)	23,945	44,910
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction (Notes 5 and 6)	(50,911)	(155,352)	(111,702)
Proceeds from shipbuilding contract termination (Notes 5)	9,413	0	0
Acquisition of additional interest in Diana Containerships Inc. (Note 3(a))	0	0	(40,000)
Cash dividends from investment in Diana Containerships Inc. (Note 3(a))	96	193	763
Joint venture investment (Note 3(b))	0	(267)	0
Payments for plant, property and equipment (Note 7)	(217)	(211)	(1,574)
Net cash used in Investing Activities	(41,619)	(155,637)	(152,513)
Cash Flows from Financing Activities:
Proceeds from long-term debt (Note 8)	39,265	441,173	101,500
Proceeds from issuance of preferred stock, net of expenses (Note 10(a))	0	0	62,698
Cash dividends on preferred stock	(5,769)	(5,769)	(3,862)
Changes in compensating cash balances	(1,500)	(2,000)	(1,500)
Payments for repurchase of common stock (Note 10(d))	0	(2,673)	(25,349)
Financing costs	(466)	(5,482)	(527)
Loan payments (Note 8)	(42,489)	(321,240)	(48,589)
Net cash provided by / (used in) Financing Activities	(10,959)	104,009	84,371
Net decrease in cash and cash equivalents	(73,576)	(27,683)	(23,232)
Cash and cash equivalents at beginning of the year	171,718	199,401	222,633
Cash and cash equivalents at end of the year	98,142	171,718	199,401
Cash paid during the year for:
Interest, net of amounts capitalized	$ 19,265	$ 13,048	$ 8,180